Segment and geographic information	12 Months Ended
Dec. 31, 2011
Segment and geographic information

22. Segment and geographic information

The Group engages primarily in direct sales, including TV direct sales, third-party bank channel sales, catalogs sales, internet sales and direct sales through print media and radio, and distribution sales through its nationwide distribution network in the PRC.

The Group’s chief operating decision maker has been identified as the CEO. The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision makers for making decisions, allocating resources and assessing performance. Based on this assessment, the Group has determined that it has two operating and reporting segments, which are direct sales, net and distribution sales, net.

The Group’s chief operating decision maker evaluates segment performance based on revenues, cost of revenues and gross profit. Accordingly, all expenses are considered corporate level activities and are not allocated to segments. Therefore, it is not practical to show profit or loss by reportable segments. Also, the Group’s chief decision maker does not assign assets to these segments.

The Group’s revenues are all generated from direct sales platform and nationwide distribution networks in the PRC. The revenues by each group of similar products are as follows:

	For the years ended December 31,
Product	2009	2010	2011
Cell phones	$61,276,510	$125,074,305	$165,957,852
Electronic learning device and dictionary	105,223,419	69,534,653	62,539,448
Collectible products	9,515,504	18,039,843	33,193,655
Cosmetics products	45,149,282	26,233,187	24,857,370
Consumer electronics	9,666,139	14,034,617	24,248,963
Health products	29,825,076	12,949,887	13,347,757
Fitness and wellness products	347,194	402,523	12,064,447
Autocare products	7,053,383	9,753,122	1,188,928
Other products	19,725,036	17,504,140	25,600,238

Total gross revenues	$287,781,543	$293,526,277	$362,998,658
Less: sales taxes	(195,923)	(285,092)	(940,745)

Total revenues, net	$287,585,620	$293,241,185	$362,057,913

The gross profit by segments is as follows:

	For the years ended December 31,
	2009	2010	2011
Direct sales	$92,826,982	$88,830,925	$131,164,842
Distribution sales	44,130,740	22,687,761	24,949,263

Total	$136,957,722	$111,518,686	$156,114,105

Geographic information

The Group operates in the PRC and all of the Group’s long-lived assets are located in the PRC.

In 2009, 2010 and 2011, no customer accounted for 10% or more of the Group’s net revenues.